                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2012
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6647
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner
Title: President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

/s/ Thomas S. Gayner          Richmond, VA                    02/11/2013
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                        -----------------

Form 13F Information Table Entry Total:           130
                                        -----------------

Form 13F Information Table Value Total: $   2,400,833
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number         Name
--      --------------------         -----
 1      28-6056                      Markel Gayner Asset Management Corporation

                               Markel Corporation
                                    FORM 13F
                               December 31, 2012

                                                                                                               VOTING AUTHORITY
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT     OTHER    --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2785    30000 SH       Sole                    30000
                                                             16040   172750 SH       Defined 01             171000              1750
Accenture                      COM              G1151C101      665    10000 SH       Sole                    10000
                                                              7162   107700 SH       Defined 01             100000              7700
Air Products & Chemicals       COM              009158106     2294    27300 SH       Defined 01              24000              3300
Alleghany Corporation          COM              017175100     1452     4328 SH       Sole                     4328
Alliance Holdings GP           COM              01861G100     7922   166500 SH       Defined 01             165000              1500
Alpha Natural Resources        COM              02076x102     2362   242500 SH       Defined 01             240000              2500
American Express               COM              025816109      575    10000 SH       Sole                    10000
                                                             20802   361898 SH       Defined 01             339000             22898
Anheuser-Busch Inbev ADR       COM              03524A108    34999   400401 SH       Defined 01             390000             10401
Arch Coal Inc                  COM              039380100      410    56000 SH       Defined 01              55000              1000
Archer Daniels                 COM              039483102    36546  1334300 SH       Defined 01            1325000              9300
Artio Global Investors         COM              04315B107    10819  5694000 SH       Defined 01            5683000             11000
Automatic Data Processing      COM              053015103    29359   515700 SH       Defined 01             507700              8000
Bank of New York Mellon Corp   COM              064058100       78     3019 SH       Sole                     3019
                                                              5822   226527 SH       Defined 01             214907             11620
Barrett Business Systems       COM              068463108      781    20500 SH       Defined 01              20000               500
Berkshire Hathaway Class B     COM              084670702    43513   485100 SH       Sole                   485100
                                                             96498  1075782 SH       Defined 01            1026507             49275
Berkshire Hathaway, Inc.       COM              084670108    36866      275 SH       Sole                      275
                                                            111002      828 SH       Defined 01                803                25
Brookfield Asset Management    COM              112585104    15759   430000 SH       Sole                   430000
                                                             97150  2650764 SH       Defined 01            2504548            146216
Brown & Brown                  COM              115236101     9309   365628 SH       Defined 01             365628
Brown Forman Class A           COM              115637100    26177   425640 SH       Defined 01             421500              4140
Brown-Forman Class B           COM              115637209     6728   106372 SH       Defined 01             105375               997
Bunge Limited                  COM              G16962105      654     9000 SH       Defined 01               9000
Calamos Asset Management       COM              12811R104     2431   230000 SH       Defined 01             230000
Calumet                        COM              131476103      304    10000 SH       Sole                    10000
                                                               821    27000 SH       Defined 01              25000              2000
Capital One                    COM              14040H105    10393   179400 SH       Defined 01             170000              9400
Carbo Ceramics Inc             COM              140781105     1410    18000 SH       Sole                    18000
                                                             12143   155000 SH       Defined 01             155000
Carmax                         COM              143130102     8822   235000 SH       Sole                   235000
                                                            184238  4907773 SH       Defined 01            4728070            179703
Caterpillar Inc                COM              149123101    22044   246000 SH       Defined 01             241000              5000
Charles Schwab                 COM              808513105    14540  1012509 SH       Defined 01             960000             52509
Coca Cola Co                   COM              191216100     4495   124000 SH       Defined 01             120000              4000
Colfax Corporation             COM              194014106    43783  1085070 SH       Sole                  1085070
Consol Energy                  COM              20854p109      963    30000 SH       Defined 01              30000
Costco                         COM              22160K105      494     5000 SH       Sole                     5000
                                                              3505    35500 SH       Defined 01              34000              1500
DENTSPLY                       COM              249030107     1402    35400 SH       Defined 01              35000               400
Dell Inc                       COM              24702R101     2535   250000 SH       Defined 01             250000
Diageo PLC                     COM              25243Q205    38297   328500 SH       Sole                   328500
                                                            105609   905893 SH       Defined 01             861500             44393
Disney                         COM              254687106     9958   200000 SH       Sole                   200000
                                                             66735  1340335 SH       Defined 01            1284500             55835
EOG Resources, Inc.            COM              26875p101    10134    83900 SH       Defined 01              83500               400
Ecolab                         COM              278865100     3480    48400 SH       Defined 01              48000               400
Emerson Electric               COM              291011104     9072   171300 SH       Defined 01             158000             13300
Enterprise Products Lmtd
Ptnsh                          COM              293792107      316     6300 SH       Defined 01                                6300
Expeditors Int'l Wash Inc      COM              302130109     5260   133000 SH       Defined 01             133000
Exxon Corporation              COM              30231G102    17293   199800 SH       Sole                   199800
                                                             53861   622313 SH       Defined 01             587000             35313
Fairfax Financial Holdings Ltd COM              303901102    96425   267104 SH       Sole                   267104
                                                              4460    12355 SH       Defined 01              12355

                               Markel Corporation
                                    FORM 13F
                               December 31, 2012


                                                                                                               VOTING AUTHORITY
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT     OTHER    --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Federated Investors            COM              314211103      202    10000 SH       Sole                    10000
                                                             43434  2147000 SH       Defined 01            2124000             23000
Fidelity National Financial    COM              31620R105      330    14000 SH       Defined 01                                14000
General Dynamics               COM              369550108    27566   397955 SH       Defined 01             382000             15955
General Electric               COM              369604103    50390  2400690 SH       Defined 01            2305000             95690
Hasbro, Inc                    COM              418056107     5439   151500 SH       Defined 01             149000              2500
Heritage Crystal Clean Inc     COM              42726M106     3895   259500 SH       Defined 01             259500
Home Depot                     COM              437076102     1237    20000 SH       Sole                    20000
                                                             57938   936757 SH       Defined 01             900000             36757
Illinois Tool Works            COM              452308109    14929   245500 SH       Defined 01             230000             15500
Intel                          COM              458140100     1237    60000 SH       Sole                    60000
                                                             16049   778342 SH       Defined 01             750000             28342
International Business Machine COM              459200101     1915    10000 SH       Sole                    10000
                                                              1935    10100 SH       Defined 01              10000               100
International Game Technology  COM              459902102     3542   250000 SH       Sole                   250000
                                                             13033   919728 SH       Defined 01             885000             34728
Investors Title Company        COM              461804106    13719   228650 SH       Defined 01             213300             15350
Johnson and Johnson            COM              478160104    19628   280000 SH       Sole                   280000
                                                             21906   312495 SH       Defined 01             300700             11795
Lennox International           COM              526107107    13314   253500 SH       Defined 01             253000               500
Leucadia National Corp         COM              527288104    17724   745033 SH       Defined 01             725000             20033
Liberty Media                  COM              530322106     1392    12000 SH       Defined 01              12000
Loews Corporation              COM              540424108     9809   240700 SH       Defined 01             235000              5700
Lowes                          COM              548661107     3374    95000 SH       Sole                    95000
                                                             17092   481200 SH       Defined 01             445000             36200
Marriott International         COM              571903202     6782   181965 SH       Sole                   181965
                                                             44600  1196675 SH       Defined 01            1101907             94768
Mastercard, Inc                COM              57636Q104     1474     3000 SH       Defined 01               3000
Mattel                         COM              577081102     3699   101000 SH       Defined 01             101000
McCormick and Company          COM              579780206     1080    17000 SH       Defined 01              17000
McDonalds                      COM              580135101    16726   189611 SH       Defined 01             181000              8611
Microsoft Corp                 COM              594918104    21450   803090 SH       Defined 01             784000             19090
Monsanto Co                    COM              61166W101     3351    35400 SH       Defined 01              33000              2400
Moody's Corp                   COM              615369105     4801    95400 SH       Defined 01              95000               400
National Oilwell               COM              637071101     8407   123000 SH       Defined 01             123000
Natural Resource Partners      COM              63900P103     1880   101400 SH       Defined 01             100000              1400
Nicholas Financial             COM              65373j209     2275   183500 SH       Defined 01             183500
Nike                           COM              654106103     6213   120400 SH       Defined 01             120000               400
Norfolk Southern               COM              655844108     4459    72100 SH       Defined 01              70000              2100
Northern Trust Corp            COM              665859104     7022   140000 SH       Defined 01             140000
Novo-Nordisk A/S               COM              670100205    37098   227300 SH       Defined 01             215000             12300
Oracle Corp                    COM              68389x105    21575   647500 SH       Defined 01             618000             29500
Patterson Companies Inc.       COM              703395103     5001   146100 SH       Defined 01             145000              1100
Paychex                        COM              704326107     4693   150900 SH       Defined 01             150000               900
Peabody Energy                 COM              704549104     4790   180000 SH       Defined 01             180000
Pepsico                        COM              713448108     8711   127300 SH       Defined 01             126300              1000
Philip Morris International    COM              718172109     9761   116700 SH       Defined 01             114500              2200
Plum Creek Lumber MLP          COM              729251108     6655   150000 SH       Sole                   150000
                                                              8958   201900 SH       Defined 01             200000              1900
Procter & Gamble               COM              742718109     2335    34400 SH       Defined 01              33000              1400
Quaterra Resources             COM              747952109       68   200000 SH       Defined 01                               200000
RLI Corporation                COM              749607107    39673   613562 SH       Defined 01             598636             14926
Resolute Forest Products       COM              76117W109      204    15375 SH       Defined 01              15375
SEI Investments Co             COM              784117103     2567   110000 SH       Defined 01             110000
Schlumberger                   COM              806857108    10118   146000 SH       Defined 01             146000
State Street Corp              COM              857477103     1899    40400 SH       Defined 01              40400
Sysco Corp                     COM              871829107    18091   571408 SH       Defined 01             512000             59408
T.Rowe Price                   COM              74144T108      716    11000 SH       Sole                    11000

                               Markel Corporation
                                    FORM 13F
                               December 31, 2012

                                                                                                               VOTING AUTHORITY
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT     OTHER    --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

                                                             15596   239500 SH       Defined 01             239000               500
Teva Pharmaceuticals           COM              881624209    24051   644100 SH       Defined 01             635000              9100
Union First Market Bankshares  COM              90662P104    41388  2624481 SH       Sole                  2624481
United Parcel Service          COM              911312106     5126    69520 SH       Sole                    69520
                                                             49903   676829 SH       Defined 01             637980             38849
United Technologies            COM              913017109     4396    53600 SH       Defined 01              53000               600
Visa                           COM              92826C839    15325   101100 SH       Defined 01             101000               100
W.P. Carey                     COM              92936U109     2347    45000 SH       Sole                    45000
                                                             47488   910600 SH       Defined 01             905200              5400
Wal-Mart Stores                COM              931142103     7944   116425 SH       Sole                   116425
                                                             67523   989643 SH       Defined 01             930575             59068
Walgreen                       COM              931422109    79663  2152460 SH       Defined 01            2115000             37460
Washington Post Co             COM              939640108     1936     5300 SH       Defined 01               5200               100
Washington Real Estate Investm COM              939653101      241     9200 SH       Defined 01                                 9200